Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued interest	$ 97.4	$ 70.5
Compensation and benefits	80.1	106.4
Deferred revenue	47.5	45.2
Taxes, other than income	28.0	35.7
Legal accruals	26.5	60.0
Accrued licenses	19.4	11.4
Customer advances	16.3	10.7
WAP Jackpot	12.4	14.4
Accrued contract costs	12.2	13.1
Short-term hedge liability	7.9	0.0
Sales incentive	7.6	5.8
Accrued rent	3.6	3.7
Liabilities assumed in business combinations	2.2	6.6
Other	82.7	65.9
Total Accrued Liabilities	$ 443.8	$ 449.4